Interest Income and Interest Expense (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest Income (Expense), after Provision for Loan Loss [Abstract]
Factoring facility	$ 74,500,000	$ 22,000,000
Interest and Fee Income, Loans, Trade Financing	70,500,000	22,000,000
Advances drawn under this arrangement amount	$ 1,893,094	$ 1,360,643